GENERAL, DESCRIPTION OF BUSINESS, RECENT DEVELOPMENTS AND BASIS OF PRESENTATION (Details) $ / shares in Units, $ in Millions			3 Months Ended	8 Months Ended	9 Months Ended		12 Months Ended	25 Months Ended
	Oct. 09, 2017 USD ($)	Aug. 08, 2017 USD ($) $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2017 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) item segment $ / shares shares	Sep. 30, 2016 USD ($)	Dec. 31, 2016 item segment $ / shares shares	Jan. 30, 2017	Aug. 15, 2017 shares	Jul. 14, 2017 USD ($)
GENERAL
Number of reportable segments | segment					2		2
Number of titanium dioxide manufacturing facilities | item					8		8
Number of Color Pigments, Functional Additives, Water Treatment And Timber Treatment Manufacturing And Processing Facilities | item					19		19
Ordinary shares, outstanding | shares				106,000,000	106,000,000		0
Par value | $ / shares				$ 0.001	$ 0.001		$ 0.001
Authorized number of shares to be granted under the Stock Incentive Plan | shares									14,025,000
Loss from write-off of fixed assets and lost inventory			$ (23)			$ (23)
Senior notes
GENERAL
Aggregate principal amount										$ 375
Interest rate (as a percent)				5.75%	5.75%					5.75%
Term loan facility
GENERAL
Aggregate principal amount		$ 375
Maturity term		7 years
ABL facility
GENERAL
Maximum borrowing capacity commitment		$ 300
Maturity term		5 years
Huntsman
GENERAL
Repayments of notes payable		$ 732
Repayment of fees and expenses		$ 18
Huntsman
GENERAL
Ownership percentage		75.00%
Initial public offering
GENERAL
Number of shares issued | shares		26,105,000
Ordinary shares, outstanding | shares		106,271,712
Par value | $ / shares		$ 0.001
Over allotment
GENERAL
Number of shares issued | shares		3,405,000
Share price | $ / shares		$ 20.00
Fire at titanium manufacturing facility in Pori, Finland
GENERAL
Percentage of site capacity producing specialty products				20.00%				60.00%
Percentage of site capacity more commoditized				40.00%
Retained deductibles for physical damage due to fire accident					$ 15
Retained deductibles for number of business interruption days					60 days
Aggregate insured limit					$ 500
Partial progress payment received from insurer	$ 112				141
Fire at titanium manufacturing facility in Pori, Finland | Accrued Liabilities
GENERAL
Deferred income for costs not yet incurred				$ 17	17
Fire at titanium manufacturing facility in Pori, Finland | Other operating (income) expense, net
GENERAL
Loss from write-off of fixed assets and lost inventory					31
Loss due to cleanup costs of facility					18
Partial progress payment received from insurer					128
Minimum | Fire at titanium manufacturing facility in Pori, Finland
GENERAL
Percentage of site EBITDA								75.00%
Uninsured costs in excess of insurance limit					100
Maximum | Fire at titanium manufacturing facility in Pori, Finland
GENERAL
Uninsured costs in excess of insurance limit					$ 150